JPMorgan International Equity Fund Expense Example - A C I Shares [Member] - JPMorgan International Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	1,792
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,779
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,046